Apr. 07, 2017
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)

Victory Funds

Supplement dated April 7, 2017

to the Prospectus dated November 18, 2016 (“Prospectus”)

The Prospectus is revised to reflect additional information about sales charge reductions and waivers with respect to Class A and Class C shares of the Victory Funds covered by this Prospectus (each a “Fund”).

1.              For each Fund, the following is added to the paragraph under “Fund Fees and Expenses of the Fund” in the Fund Summaries in the Prospectus:

More information about sales charge discounts and other discounts available through certain financial intermediaries is also available in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund’s Prospectus.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.